EQUIPMENT (Tables)	12 Months Ended
Nov. 30, 2021
Property, plant and equipment [abstract]
Disclosure of property, plant and equipment [Table Text Block]
	Computer	Furniture	Vehicles	Leasehold improvement	Demo equipment	Total
	$	$	$	$	$	$
Cost:
Balance at November 30, 2019	1,726	12,455	-	-	-	14,181
Additions	-	-	-	-	61,162	61,162
Foreign currency translation adjustment	(42)	(304)	-	-	(3,644)	(3,990)
Balance at November 30, 2020	1,684	12,151	-	-	57,518	71,353
Additions (Note 3)	22,664	7,244	16,243	3,881	184,484	234,516
Foreign currency translation adjustment	(320)	(124)	(229)	(55)	(2,255)	(2,983)
Balance at November 30, 2021	24,028	19,271	16,014	3,826	239,747	302,886

Accumulated Depreciation:
Balance at November 30, 2019	473	1,244	-	-	-	1,717
Amortization	702	2,283	-	-	-	2,985
Foreign currency translation adjustment	(41)	(126)	-	-	-	(167)
Balance at November 30, 2020	1,134	3,401	-	-	-	4,535
Amortization	561	2,055	1,201	287	-	4,104
Foreign currency translation adjustment	21	17	17	4	-	59
Balance at November 30, 2021	1,716	5,473	1,218	291	-	8,698

Net Book Value:
At November 30, 2020	550	8,750	-	-	57,518	66,818
At November 30, 2021	22,312	13,798	14,796	3,535	239,747	294,188